Personnel Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Personnel Expenses
Schedule of personnel expenses by function

	Thousands of Euros
	31/12/2022	31/12/2021	31/12/2020
Cost of sales	1,343,991	999,347	1,058,132
Research and development	159,766	138,629	110,682
Selling, general & administration expenses	472,413	401,390	383,851
	1,976,170	1,539,366	1,552,665

Schedule of personnel expenses by nature

		Thousands of Euros
	Reference	31/12/2022	31/12/2021	31/12/2020
Wages and salaries		1,600,617	1,231,812	1,234,761
Contributions to pension plans	Note 28	40,994	31,757	33,226
Other social charges		33,506	27,387	27,462
Social Security		301,053	248,410	257,216
		1,976,170	1,539,366	1,552,665